Investment Properties, Net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Investment Properties, Net	INVESTMENT PROPERTIES, NET

	2020	2019
	US$ in millions
At January 1
Cost	$1,004	$988
Accumulated depreciation	(417)	(359)
At January 1	$587	$629

Year ended December 31
Opening net book amount	$587	$629
Additions	7	6
Adjustments to project costs	(3)	—
Transfers	2	6
Depreciation	(52)	(57)
Exchange difference	2	3
Closing net book amount	$543	$587

At December 31
Cost	$990	$1,004
Accumulated depreciation	(447)	(417)
At December 31	$543	$587

(a)Measuring investment property at fair value
The Group engaged an independent professional valuer, Knight Frank Petty Limited, to perform the valuation of the Group’s investment properties, which are located in Macao, on an annual basis. Knight Frank Petty Limited is a professionally qualified independent external valuer, and had appropriate recent experience in the relevant location and category of the properties being valued. In determining the fair value of the investment properties, the valuer uses assumptions and estimates that reflect, amongst other factors, comparable market transactions in an active market, lease/right-of-use income from current leases/right-of-use and assumptions about lease/right-of-use income from future leases/rights-of-use in light of current market conditions, capitalization rates, terminal yield and reversionary income potential. Valuations were based on income and an open market value approach for all completed properties as follows:

	December 31,
	2020	2019
	US$ in millions
Fair value of the investment properties	$7,686	$8,354

In estimating the fair value of the properties, the highest and best use of the properties is their current use. The fair value estimate of the Group’s investment properties is a Level 3 input.
(b)Amounts recognized in profit or loss for investment properties

	Year ended December 31,
	2020	2019	2018
	US$ in millions
Mall income	$269	$531	$507
Direct operating expenses arising from investment properties that generate right-of-use income	$37	$50	$51
Direct operating expenses that did not generate right-of-use income	$6	$5	$5

During the year ended December 31, 2020, 2019 and 2018, mall income in the table above included turnover fees, representing variable lease income of US$29 million, US$74 million and US$64 million, respectively, and rent concessions of US$215 million granted to mall tenants during the year ended December 31, 2020 as a result of the COVID-19 Pandemic.
(c)Leasing arrangements
The investment properties are leased to mall tenants under operating leases with rentals payable on a monthly basis. Lease payments in the mall leasing contracts include variable lease payments that depend on turnover of the retail store. Where necessary to reduce credit risk, the Group may obtain bank guarantees for the term of a lease or cash security deposit at the commencement of a lease. There is no residual value guarantee for our current mall leases.
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2020	2019
	US$ in millions
No later than 1 year	$334	$361
1 to 2 years	244	289
2 to 3 years	178	205
3 to 4 years	140	67
4 to 5 years	113	42
Later than 5 years	407	47
	$1,416	$1,011